Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000070760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Account Value		$ 11,540	$ 11,540	$ 11,540	$ 10,872	$ 10,798	$ 11,765	$ 11,424	$ 11,181	$ 10,419	$ 10,391	$ 10,389	$ 9,742	$ 9,550
Average Annual Return, Percent		1.35%	(0.29%)	1.44%
C000070760 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		6.15%	0.63%	1.91%
C000024703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares — including sales load
Account Value		$ 11,786	$ 11,786	$ 11,786	11,120	11,062	12,081	11,738	11,507	10,738	10,726	10,749	10,086	9,900
Average Annual Return, Percent		3.96%	0.27%	1.66%
C000024703 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares — excluding sales load
Average Annual Return, Percent		5.99%	0.48%	1.76%
C000219236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 12,211	$ 12,211	$ 12,211	11,475	11,368	12,366	11,969	11,707	10,909	10,880	10,878	10,200	10,000
Average Annual Return, Percent		6.42%	0.85%	2.02%
C000024704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Account Value		$ 11,744	$ 11,744	$ 11,744	11,120	10,994	12,032	11,614	11,364	10,536	10,483	10,471	9,800	9,550
Average Annual Return, Percent		0.89%	(0.27%)	1.62%
C000024704 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		5.61%	0.66%	2.09%
C000219237 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 12,411	$ 12,411	$ 12,411	11,724	11,576	12,640	12,174	11,904	11,037	10,981	10,969	10,265	10,000
Average Annual Return, Percent	[1]	5.86%	0.84%	2.18%
C000034361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Account Value		$ 12,961	$ 12,961	$ 12,961	11,819	11,878	13,286	12,167	12,262	11,275	10,977	10,905	9,989	9,550
Average Annual Return, Percent		4.70%	0.18%	2.63%
C000034361 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		9.66%	1.11%	3.10%
C000034363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Account Value		$ 12,791	$ 12,791	$ 12,791	11,650	11,708	13,194	12,186	12,360	11,447	11,242	11,252	10,373	10,000
Average Annual Return, Percent		7.89%	0.37%	2.49%
C000034363 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent		8.89%	0.37%	2.49%
C000034364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares — including sales load
Account Value		$ 13,446	$ 13,446	$ 13,446	12,258	12,317	13,761	12,616	12,714	11,690	11,382	11,307	10,358	9,900
Average Annual Return, Percent		7.59%	0.93%	3.01%
C000034364 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares — excluding sales load
Average Annual Return, Percent		9.69%	1.13%	3.11%
C000130166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 13,917	$ 13,917	$ 13,917	12,669	12,683	14,154	12,942	13,010	11,932	11,588	11,482	10,490	10,000
Average Annual Return, Percent		9.85%	1.36%	3.36%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Account Value		$ 12,776.92891	$ 12,776.92891	$ 12,776.92891	12,025.2181	11,813.97246	12,852.54833	12,424.98953	12,045.12134	11,125.71351	11,058.54172	10,958.22682	10,238.306	10,000
Average Annual Return, Percent	[2]	6.25%	1.19%	2.48%
S And P Municipal Bond Ohio Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Ohio Index
Account Value		$ 13,416.20857	$ 13,416.20857	$ 13,416.20857	12,621.28828	12,448.39624	13,591.97322	13,145.6139	12,468.01943	11,552.84467	11,389.07995	11,261.1165	10,352.487	10,000
Average Annual Return, Percent		6.30%	1.48%	2.98%
Morningstar Muni Ohio Funds [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Muni Ohio Funds
Account Value		$ 11,995.18134	$ 11,995.18134	$ 11,995.18134	11,272.87524	11,175.80555	12,294.43838	11,943.85982	11,606.22995	10,760.1487	10,823.05663	10,846.31547	10,209.154	10,000
Average Annual Return, Percent		6.43%	0.68%	1.83%
S And P Municipal Bond Pennsylvania Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Pennsylvania Index
Account Value		$ 12,923.00511	$ 12,923.00511	$ 12,923.00511	12,149.43366	11,968.27114	13,046.71807	12,574.97905	12,189.65315	11,202.82127	11,114.28598	10,984.40744	10,300.403	10,000
Average Annual Return, Percent		6.37%	1.17%	2.60%
Morningstar Muni Pennsylvania Funds [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Muni Pennsylvania Funds
Account Value		$ 12,358.10556	$ 12,358.10556	$ 12,358.10556	11,570.33252	11,503.56011	12,704.63748	12,177.68587	11,950.03062	11,059.87135	10,978.24807	10,944.96443	10,289.016	10,000
Average Annual Return, Percent		6.82%	0.67%	2.14%
S And P 25 A and Higher 25 BBB 50 High Yield All 3 Year Plus Sub Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index
Account Value		$ 14,764.82134	$ 14,764.82134	$ 14,764.82134	13,491.36864	13,319.00359	14,805.34375	13,605.85843	13,313.36789	12,157.35001	11,617.08612	11,383.11368	10,240.57756	10,000
Average Annual Return, Percent		9.44%	2.09%	3.97%
Morningstar High Yield Muni Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar High Yield Muni Funds Average
Account Value		$ 13,603.77	$ 13,603.77	$ 13,603.77	12,389.59	12,469.05	14,027.23	12,851.16	12,831.65	11,839.3	11,461.72	11,354.57	10,355.17	10,000
Average Annual Return, Percent		9.75%	1.18%	3.14%
S And P Municipal Bond 10 AAA And AA 15 A 25 BBB 50 High Yield 3 years and longer maturity [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield 3 years and longer maturity
Account Value		$ 14,858.75926	$ 14,858.75926	$ 14,858.75926	$ 13,563.06093	$ 13,378.73983	$ 14,878.46808	$ 13,638.36553	$ 13,361.70557	$ 12,194.89669	$ 11,641.44735	$ 11,403.96606	$ 10,244.72202	$ 10,000
Average Annual Return, Percent		9.55%	2.15%	4.04%

[1]	The Fund’s Institutional Shares commenced operations on April 28, 2020. For the period prior to the commencement of operations of Institutional Shares, the performance information shown for the Fund’s Institutional Shares is for the Class A Shares.
[2]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.